Quarterly Financial Information	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
NOTE 22: QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
(in thousands, except per share data)

	2015
	Quarters				2015 Total
	First	Second	Third	Fourth
Operating Revenues
Television and Entertainment	$410,300	$445,622	$429,700	$464,013	$1,749,635
Digital and Data	50,202	43,625	46,561	71,139	211,527
Other	12,235	12,277	12,333	12,453	49,298
Total operating revenues	$472,737	$501,524	$488,594	$547,605	$2,010,460
Operating Profit (Loss)
Television and Entertainment	$79,348	$47,088	$64,061	$(365,452)	$(174,955)
Digital and Data	3,734	(4,150)	(6,207)	15,032	8,409
Corporate and Other	(22,147)	(23,154)	(19,046)	(31,796)	(96,143)
Total operating profit (loss)	60,935	19,784	38,808	(382,216)	(262,689)
Income on equity investments, net	36,934	45,913	36,987	27,125	146,959
Interest and dividend income	367	43	162	257	829
Interest expense	(39,212)	(40,374)	(42,529)	(42,315)	(164,430)
Loss on extinguishment of debt	—	(37,040)	—	—	(37,040)
Gain on investment transactions, net (1)	687	8,133	3,250	103	12,173
Other non-operating gain (loss), net (1)	—	211	2,306	5,623	8,140
Reorganization items, net (2)	(992)	(628)	188	(105)	(1,537)
Income (Loss) from Continuing Operations Before Income Taxes	58,719	(3,958)	39,172	(391,528)	(297,595)
Income tax expense	22,302	(693)	11,314	(10,600)	22,323
Net Income (Loss)	$36,417	$(3,265)	$27,858	$(380,928)	$(319,918)

Basic Earnings (Loss) Per Common Share from:
Net income (loss) attributable to common shareholders	$0.37	$(0.04)	$0.29	$(4.07)	$(3.38)

Diluted Earnings (Loss) Per Common Share from:
Net income (loss) attributable to common shareholders	$0.37	$(0.04)	$0.29	$(4.07)	$(3.38)

	2014
	Quarters				2014 Total
	First	Second	Third	Fourth
Operating Revenues
Television and Entertainment	$400,201	$426,961	$418,294	$480,185	$1,725,641
Digital and Data	31,485	33,807	43,434	60,200	168,926
Other	14,416	14,211	13,130	13,035	54,792
Total operating revenues	$446,102	$474,979	$474,858	$553,420	$1,949,359
Operating Profit (Loss)
Television and Entertainment	$64,697	$52,414	$74,294	$146,026	$337,431
Digital and Data	(2,086)	(8,910)	(396)	14,291	2,899
Corporate and Other	(12,351)	(11,311)	(18,613)	3,127	(39,148)
Total operating profit (loss)	50,260	32,193	55,285	163,444	301,182
Income on equity investments, net	38,263	118,953	40,559	38,938	236,713
Interest and dividend income	171	147	363	687	1,368
Interest expense	(40,519)	(39,146)	(39,150)	(39,051)	(157,866)
Gain on investment transactions, net (1)	—	700	2	371,783	372,485
Other non-operating gain (loss), net (1)	157	(1,295)	68	(3,734)	(4,804)
Reorganization items, net (2)	(2,216)	(2,165)	(1,594)	(1,293)	(7,268)
Income from Continuing Operations Before Income Taxes	46,116	109,387	55,533	530,774	741,810
Income tax expense	17,649	42,305	2,647	216,098	278,699
Income from Continuing Operations	28,467	67,082	52,886	314,676	463,111
Income (loss) from Discontinued Operations, net of taxes	12,601	15,840	(14,889)	—	13,552
Net Income	$41,068	$82,922	$37,997	$314,676	$476,663

Basic Earnings Per Common Share from:
Continuing Operations	$0.28	$0.67	$0.53	$3.15	$4.63
Discontinued Operations	0.13	0.16	(0.15)	—	0.13
Net income attributable to common shareholders	$0.41	$0.83	$0.38	$3.15	$4.76

Diluted Earnings Per Common Share from:
Continuing Operations	$0.28	$0.67	$0.53	$3.14	$4.62
Discontinued Operations	0.13	0.16	(0.15)	—	0.13
Net income attributable to common shareholders	$0.41	$0.83	$0.38	$3.14	$4.75

(1)	See Note 6 to the Company’s consolidated financial statements for information pertaining to non-operating items recorded in 2015 and 2014.

(2)	See Note 3 to the Company’s consolidated financial statements for information pertaining to reorganization items recorded in 2015 and 2014.